Business and Summary of Significant Accounting Policies - Reclassifications (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets [Line Items]
Reclassification adjustment decrease in Computer Software	$ 114
Computer Software
Finite-Lived Intangible Assets [Line Items]
Reclassification adjustment increase in Other intangible assets	$ 114